SMALL BUSINESS ASSOCIATION LOAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Small Business Association Loan
2015	$987
2016	1,057
2017	1,132
2018	1,213
2019	1,299
Thereafter	563
$6,251

2015	$987
2016	1,057
2017	1,132
2018	1,213
2019	1,299
Thereafter	563
$6,251